Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Michael W. Mundt, Esq.
Admitted only in Virginia
Practice Limited to Federal Securities Law Matters
MMundt@stradley.com
202.419.8403

June 14, 2017

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:          Precidian ETFs Trust ("Registrant")
File Nos. 333-171987 and 811-22524

Dear Sir/Madam:
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 49/50 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The purpose of this Amendment is to register 19 new series of shares of the Registrant, designated as the Anheuser-Busch InBev NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, NTT DoCoMo, Inc. ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund (the "Funds").
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and statement of additional information relating to the Funds.
As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant's other series.

Please direct any questions related to this filing to my attention at (202) 419-8403.

Very truly yours, /s/ Michael W. Mundt, Esq. Michael W. Mundt, Esq.